Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of composition of income tax expense

(in thousands)	2019	2018	2017
Current:
Federal	$3,830	$1,175	$2,761
State	—	(181)	385
Total current	3,830	994	3,146
Deferred:
Federal	(7)	674	3,189
State	—	—	1,567
Total deferred	(7)	674	4,756
Total income tax expense	$3,823	$1,668	$7,902

Schedule of the applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate

	2019		2018		2017
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$19,937		$12,382		$11,316
Tax at statutory federal income tax rate	$4,187	21.00%	$2,600	21.00%	$3,847	34.00%
Tax Cuts and Jobs Act	—	—	(343)	(2.77)	3,139	27.74
State restructuring	—	—	(143)	(1.16)	966	8.54
Tax-exempt income, net	(408)	(2.04)	(432)	(3.49)	(394)	(3.48)
State income tax, net of federal tax benefit	—	—	—	—	323	2.85
Other, net	44	0.22	(14)	(0.11)	21	0.18
Provision for income tax expense	$3,823	19.18%	$1,668	13.47%	$7,902	69.83%

Schedule of components of deferred tax assets and deferred tax liabilities

(in thousands)	2019	2018
Deferred tax assets:
Allowance for loan losses	$2,564	$2,285
Pension	1,747	1,516
Securities	—	915
Other real estate owned	621	630
Deferred loan fees	131	—
Lease Liability	467	—
Intangible assets	103	343
Accrued / deferred compensation	399	327
Other	95	188
Total deferred tax assets	$6,127	$6,204
Deferred tax liabilities:
Premises and equipment	$625	$483
Mortgage servicing rights	521	616
Deferred loan costs	273	261
Right-of-Use Asset	465	—
Prepaid expenses	328	321
Securities	9	—
Other	10	10
Total deferred tax liabilities	2,231	1,691
Net deferred tax assets	$3,896	$4,513